UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4173

 NAME OF REGISTRANT:                     John Hancock Investors Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

2X18 John Hancock Funds Investors Trust Fund
--------------------------------------------------------------------------------------------------------------------------
 CHARTER COMMUNICATIONS, INC.                                                                Agenda Number:  933750362
--------------------------------------------------------------------------------------------------------------------------
        Security:  16117M305
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2013
          Ticker:  CHTR
            ISIN:  US16117M3051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       W. LANCE CONN                                             Mgmt          Withheld                       Against
       DARREN GLATT                                              Mgmt          For                            For
       CRAIG A. JACOBSON                                         Mgmt          For                            For
       BRUCE A. KARSH                                            Mgmt          For                            For
       EDGAR LEE                                                 Mgmt          For                            For
       JEFFREY A. MARCUS                                         Mgmt          For                            For
       JOHN D. MARKLEY, JR.                                      Mgmt          For                            For
       DAVID C. MERRITT                                          Mgmt          For                            For
       STAN PARKER                                               Mgmt          For                            For
       THOMAS M. RUTLEDGE                                        Mgmt          For                            For
       ERIC L. ZINTERHOFER                                       Mgmt          For                            For

2      AN AMENDMENT INCREASING THE NUMBER OF                     Mgmt          Against                        Against
       SHARES IN THE COMPANY'S 2009 STOCK
       INCENTIVE PLAN.

3      THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED
       DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 DEX ONE CORPORATION                                                                         Agenda Number:  933734471
--------------------------------------------------------------------------------------------------------------------------
        Security:  25212W100
    Meeting Type:  Special
    Meeting Date:  13-Mar-2013
          Ticker:  DEXO
            ISIN:  US25212W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A)    (ITEM 2A) PROPOSAL TO APPROVE AND ADOPT THE               Mgmt          For                            For
       AMENDED AND RESTATED AGREEMENT AND PLAN OF
       MERGER, DATED AS OF DECEMBER 5, 2012, BY
       AND AMONG DEX ONE CORPORATION, NEWDEX, INC.
       AND, SPRUCE ACQUISITION SUB, INC., AS SUCH
       AGREEMENT MAY BE AMENDED FROM TIME TO TIME,
       AND THE TRANSACTIONS IT CONTEMPLATES.

1B)    (ITEM 2B) PROPOSAL TO APPROVE, ON A                       Mgmt          For                            For
       NON-BINDING, ADVISORY BASIS, THE
       COMPENSATION THAT MAY BE PAID OR BECOME
       PAYABLE TO DEX ONE CORPORATION'S NAMED
       EXECUTIVE OFFICERS THAT IS BASED ON OR
       OTHERWISE RELATES TO THE TRANSACTION.

1C)    (ITEM 2C) PROPOSAL TO APPROVE THE                         Mgmt          For                            For
       ADJOURNMENT OF THE SPECIAL MEETING,
       INCLUDING, IF NECESSARY OR APPROPRIATE, TO
       SOLICIT ADDITIONAL PROXIES IN THE EVENT
       THAT THERE ARE NOT SUFFICIENT VOTES AT THE
       TIME OF THE SPECIAL MEETING TO APPROVE
       EITHER ITEM 2(A) OR ITEM 2(B).

2)     (ITEM 3) VOTE TO ACCEPT OR REJECT THE PLAN                Mgmt          For                            For
       (IN COURT PROCESS). PLEASE BE ADVISED THAT
       THE ONLY VALID VOTING OPTIONS FOR THIS
       PROPOSAL 2 ARE EITHER "FOR" (ACCEPT) OR
       "AGAINST" (REJECT) ONLY. DEX ONE'S BOARD OF
       DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU
       VOTE "FOR" THE PROPOSALS TO APPROVE AND
       ADOPT THE MERGER AGREEMENT AND THE
       TRANSACTIONS IT CONTEMPLATES AND VOTE TO
       "ACCEPT" THE PREPACKAGED PLANS TO ENABLE
       DEX ONE TO CONSUMMATE THE TRANSACTION
       THROUGH CHAPTER 11 CASES, IF NECESSARY.




--------------------------------------------------------------------------------------------------------------------------
 ROCK-TENN COMPANY                                                                           Agenda Number:  933718275
--------------------------------------------------------------------------------------------------------------------------
        Security:  772739207
    Meeting Type:  Annual
    Meeting Date:  25-Jan-2013
          Ticker:  RKT
            ISIN:  US7727392075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       G. STEPHEN FELKER                                         Mgmt          For                            For
       LAWRENCE L. GELLERSTEDT                                   Mgmt          For                            For
       JOHN W. SPIEGEL                                           Mgmt          For                            For

2.     APPROVAL OF THE ADOPTION OF THE ROCK-TENN                 Mgmt          For                            For
       COMPANY AMENDED AND RESTATED ANNUAL
       EXECUTIVE BONUS PROGRAM TO AMEND AND
       RESTATE ROCK-TENN COMPANY'S CURRENT ANNUAL
       EXECUTIVE BONUS PROGRAM, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

3.     RATIFICATION OF THE APPOINTMENT OF ERNST &                Mgmt          For                            For
       YOUNG LLP TO SERVE AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF
       ROCK-TENN COMPANY.

4.     ADVISORY VOTE ON EXECUTIVE COMPENSATION.                  Mgmt          For                            For

5.     SHAREHOLDER PROPOSAL - REPEAL CLASSIFIED                  Shr           For                            Against
       BOARD.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investors Trust
By (Signature)       /s/ Hugh Mchaffie
Name                 Hugh Mchaffie
Title                President
Date                 08/21/2013